CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net (loss) income	$ (161,850)	$ (22,782)	$ (4,148,947)	$ (19,511)
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Amortization of convertible note discount	1,556	0	444	0
Depreciation of right-of-use asset	18,869	0
Stock-based compensation expense	41,715	0	4,074,000	0
Non-cash lease expenses	1,887	0
Change in operating assets and liabilities:
Accounts receivable	(379)	(5,660)	129	7,672
Deposits, prepayments and other receivables	218	(307)	(8,482)	7,357
Accrued liabilities and other payables	5,061	8,578	11,608	(7,975)
Net cash (used in) generated from operating activities	(92,923)	(20,171)	(71,248)	(12,457)
Cash flow from financing activities:
Advances from (repayment to) a director	77,058	67,901	116,572	54,263
Repayment to related companies			(22,840)	(37,392)
Proceed from issuance of convertible bonds			33,000	0
Advance from related companies	0	(22,840)
Payment of lease liabilities	(20,297)	0
Net cash generated from financing activities	56,761	45,061	126,732	16,871
Effect on exchange rate change on cash and cash equivalents	8,244	(166)	(331)	(182)
Net change in cash and cash equivalents	(27,918)	24,724	55,153	4,232
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	64,496	9,343	9,343	5,111
CASH AND CASH EQUIVALENTS, END OF PERIOD	36,578	34,067	64,496	9,343
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0	$ 0